Supplemental information with respect to cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Ordinary shares issued to retire accounts payable (note 6(b)(ii))	$ 125,000	$ 194,186	$ 60,000
Ordinary shares issued to retire interest payable and promissory notes payable		23,000	2,318,542
Ordinary shares issued to retire line of credit			9,681,458
Reclassification of additional paid-in capital on exercise of stock options		41,271
Additional paid-in capital on KWC loan payable (note 4(d))	$ 113,912